UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21190

                                     SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                                     New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                             New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

June 30, 2018 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital

Investments in Investment Funds - ‡
Event Driven
400 Capital Credit Opportunities Fund LP - b,e	$108,809,834	$136,990,982	2.87%
400 Capital Credit Opportunities Fund Ltd. - b,e	130,569,278	176,515,937	3.70
Alden Global CRE Opportunities Fund (Cayman), L.P. - d	82,984	59,029	0.00*
Alden Global CRE Opportunities Fund, LP - d	80,057	56,927	0.00*
Axonic Credit Opportunities Fund L.P. - b	73,479,781	108,220,530	2.27
Axonic Credit Opportunities Overseas Fund, Ltd. - b	110,335,812	138,544,321	2.90
Bayview Liquid Credit Strategies Domestic, L.P. - b,e	22,100,000	23,492,419	0.49
Bayview Liquid Credit Strategies Offshore, L.P. - b,e	105,850,000	113,064,912	2.37
Cerberus CMBS Opportunities Fund, L.P. - b,e	12,373,825	14,364,355	0.30
GoldenTree Offshore Fund, Ltd. - Class C - b	6,065,859	7,466,450	0.16
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	614,564	2,168,351	0.05
Marathon European Credit Opportunity Fund II LP - c	36,944,463	52,059,441	1.09
Marathon European Credit Opportunity Fund, LP - c	3,663,783	5,857,912	0.12
Marathon Securitized Credit Fund, L.P. - b,e	109,516,632	114,640,990	2.40
Marathon Securitized Credit Fund, Ltd. - b,e	110,879,647	148,924,822	3.12
Medalist Partners Harvest Fund Ltd - b,g	82,200,000	92,698,272	1.94
Medalist Partners Harvest Fund, LP - b,g	60,204,127	75,417,339	1.58
Polygon European Equity Opportunity Fund Class A - b,e	22,494,303	24,678,196	0.52
Polygon European Equity Opportunity Fund Class B - b,e	7,211,167	8,238,735	0.17
Prophet Credit Partners LP - b	46,139,137	56,794,867	1.19
Prophet Opportunity Partners (Offshore) LP - b	76,450,000	87,422,289	1.83
Prophet Opportunity Partners LP - b	82,000,000	111,348,905	2.33
Sand Grove Opportunities Fund Ltd - b,e	123,780,425	146,674,038	3.07
Seer Capital Partners Fund L.P. - b	126,582,885	160,391,831	3.36
Seer Capital Partners Offshore Fund Ltd. - b	135,765,766	163,150,369	3.42
SMS Ltd. - b,e	5,245,828	7,120,070	0.15
Sola 1 Class T2 - b,e	97,985,203	124,281,153	2.61
Solus LLC - b,e	46,589,852	62,860,707	1.32
Third Point Hellenic Recovery US Feeder Fund, L.P. - c	28,436,052	30,515,571	0.64
Third Point Partners Qualified LP - b	176,431,455	190,402,608	3.99
Waterfall Eden Fund, L.P. - b,e	120,931,624	158,150,450	3.31
Waterfall Eden Fund, Ltd. - b,e	83,612,989	106,920,362	2.24
York European Opportunities Fund LP - b	98,053,010	107,477,813	2.25
York European Opportunities Unit Trust - b	99,877,165	107,180,963	2.25

Total Event Driven	2,351,357,507	2,864,151,916	60.01

Relative Value
EJF Debt Opportunities Fund, L.P. - b	122,431,650	193,283,957	4.05
EJF Debt Opportunities Offshore Fund, Ltd. - b	271,215,368	364,013,897	7.63
Hildene Opportunities Fund II, L.P. - b,e	62,000,000	75,696,655	1.59
Hildene Opportunities Fund LP - b,e	151,000,000	206,120,299	4.32
Hildene Opportunities Offshore Fund II, Ltd. - b,e	90,300,000	110,392,907	2.31

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital

Investments in Investment Funds - ‡ (continued)
Relative Value (continued)
Hildene Opportunities Offshore Fund Ltd - b,e	$166,700,000	$220,419,782	4.62%
Linden International Ltd. - b,e	125,350,341	136,463,717	2.86
Linden Investors LP - b,e	114,532,407	140,813,948	2.95
MBS Agency Master Fund L.P. - d	17,350,645	22,501,475	0.47
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	16,798,701	29,541,676	0.62
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	50,530,982	97,973,906	2.05
Midway Market Neutral Institutional Fund LLC - a	12,917,945	13,152,908	0.28
Midway Market Neutral International Fund, Ltd. - a	980,329	1,476,964	0.03
Millennium International, Ltd. - b,e	36,240,000	43,457,184	0.91
Parallax Fund LP - b	24,231,383	24,503,186	0.51
SPM Core Fund, L.P. - d	8,497,562	8,354,603	0.17
SPM Core Offshore Fund, Ltd - d	22,373,018	21,957,608	0.46
Structured Servicing Holdings Offshore Ltd - d	25,843,812	66,143,460	1.39
Structured Servicing Holdings, L.P. - d	1,675,408	7,843,772	0.16
Tempo Volatility Fund LLC - a	30,101,751	30,192,186	0.63

Total Relative Value	1,351,071,302	1,814,304,090	38.01

Total Investments in Investment Funds - **	$3,702,428,809†	$4,678,456,006	98.02

Investments in Securities
Bonds
Carrington Holding Company LLC 144A PIK Global Note - f	10,625,967	1,323,200	0.03

Total Investments in Securities	$10,625,967	$1,323,200	0.03

Other Assets, less Liabilities		93,159,464	1.95

Shareholders’ Capital		$4,772,938,670	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $88,432,924 (1.89% of total Investments in Investment Funds) of term vehicles at June 30, 2018.
d

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $129,085,225 (2.76% of total Investments in Investment Funds) of illiquid investments at June 30, 2018.

e	Subject to gated redemptions.
f	Illiquid, directly held senior unsecured notes.
g

As of May 1, 2018 Candlewood Structured Credit Harvest Fund, LP and Candlewood Structured Credit Harvest Fund, Ltd changed their names to Medalist Partners Harvest Fund, LP and Medalist Partners Harvest Fund Ltd, respectively.

‡	The Company’s Investments in Investment Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
*	Amounts are less than 0.005%.
**	All Investments in Investment Funds are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2018, as computed for federal tax purposes, were as follows:

Aggregate cost	$4,262,175,531

Gross unrealized appreciation	$427,511,896
Gross unrealized depreciation	(9,908,221)

Net unrealized appreciation	$417,603,675

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments

June 30, 2018 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the Company’s assets measured at fair value as of June 30, 2018, by Accounting Standards Update (“ASU”) 820 fair value hierarchy levels:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total Fair Value at June 30, 2018

Investments in Securities	$—	$—	$1,323,200	$—	$1,323,200

Investments in Investment Funds	$—	$—	$—	$4,678,456,006	$4,678,456,006

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2018 (Unaudited)

The following is a reconciliation of assets for which significant observable inputs (Level 3) were used in determining fair value:

	Total Fair Value at March 31, 2018	Purchases	Sales/ Paydowns	Net realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Total Fair Value at June 30, 2018

Investments in securities	$1,323,200	$–	$–	$–	$–	$1,323,200

In determining fair value the Company used unobservable inputs including a discount for lack of marketability of 80%.

The Company recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between any levels for the period ended June 30, 2018.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of June 30, 2018 and measured at fair value using the net asset value per share practical expedient. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent of the Investment Funds in this strategy are illiquid or side pocket investments with suspended redemptions. Approximately 3 percent in this strategy are term vehicles with multi-year hard locks subject to periodic distributions. Approximately 48 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 49 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing 7 percent of the Investment Funds in this strategy are illiquid or side pocket investments with suspended redemptions. Approximately 58 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2018 (Unaudited)

months. The remaining approximately 35 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

Investments in Investment Funds are valued utilizing the net asset valuations provided by the underlying private investment funds, without adjustment, when the net asset valuations of the investments are calculated in a manner consistent with GAAP for investment companies. The Financial Accounting Standard Board’s Accounting Standard Update No. 2015-07 removed the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using net asset value per share (or equivalent) as a practical expedient. Accordingly, the Company’s investments in Investment Funds carried at fair value in the amount of $4,678,456,006 have not been categorized within the fair value hierarchy.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*    /s/ Raymond Nolte

Raymond Nolte, President

(principal executive officer)

Date    8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Raymond Nolte

Raymond Nolte, President

(principal executive officer)

Date    8/28/2018

By (Signature and Title)*    /s/ Robert Phillips

Robert Phillips, Treasurer and Principal Financial Officer

(principal financial officer)

Date    8/28/2018

* Print the name and title of each signing officer under his or her signature.